Other Intangibles, Net	12 Months Ended
Dec. 31, 2015
Other Intangibles, Net [Abstract]
Other Intangibles, Net

9.  Other intangibles, net

Other intangibles consisted of the following as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Goodwill	$58,094	$58,094
Customer relationships	325,471	346,647
Contractual vendor intangible assets	38,775	47,580
Tradename and other intangible assets	38,666	71,388
	$461,006	$523,709

The following tables present details of customer relationships and tradename and other intangible assets and related accumulated amortization as of December 31, 2015 and 2014:

	As of December 31, 2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(34,529)	$325,471
Tradename and other intangible assets	56,465	(17,799)	38,666
	$416,465	$(52,328)	$364,137

	As of December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(13,353)	$346,647
Tradename and other intangible assets	79,365	(7,977)	71,388
	$439,365	$(21,330)	$418,035

During the years ended December 31, 2015, 2014 and 2013, we recorded amortization expense for customer relationships and tradename and other intangible assets of $33.7 million, $21.3 million and nil, respectively.

During the year ended December 31, 2015, we recognized impairment charges of $24.8 million of tradename and other intangible assets related to the downsizing of AeroTurbine. The amount was recorded in transaction, integration and restructuring related expenses in our Consolidated Income Statement. Please refer to Note 25—AeroTurbine restructuring for further details.

During the year ended December 31, 2015, we utilized $8.8 million of contractual vendor intangible assets to reduce the cash outlay related to purchases of goods and services from our vendors.

As of December 31, 2015, the estimated future amortization expense for customer relationships and tradename and other intangible assets was as follows:

Estimated amortization expense
2016	$32,092
2017	32,092
2018	25,786
2019	22,092
2020	22,092
Thereafter	229,983
$364,137